Net investment in sales-type leases (Tables)	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Schedule of components of the net investment in sales-type leases
The components of our net investment in sales-type leases are as follows (in thousands):

	December 31,	December 31,	June 30,
	2010	2011	2012
			(unaudited)
Net minimum lease payments to be received	$—	$—	$1,588
Less unearned interest income portion	—	—	(151)
Net investment in sales-type leases	—	—	1,437
Less current portion	—	—	(498)
Non-current net investment in sales-type leases	$—	$—	$939

Schedule of minimum lease payments under sales-type leases	The minimum lease payments under sales-type leases as of June 30, 2012 (unaudited) were as follows (in thousands):

2012 (remaining six months)	$289
2013	578
2014	578
2015	143
2016 and thereafter	—
Total	$1,588